Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information	Condensed Consolidating Financial InformationChesapeake Energy Corporation is a holding company, owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under the revolving credit facility, term loan, senior secured second lien notes, and outstanding senior unsecured notes and convertible senior notes listed in Note 5 are fully and unconditionally guaranteed, jointly and severally, by certain of our 100% owned subsidiaries. Our BVL subsidiaries are guarantors of our obligations under the revolving credit facility, term loan and senior secured second lien notes, but are not guarantors of our obligations under our outstanding senior unsecured notes or convertible senior notes as of December 31, 2019. Chesapeake has an obligation and intends to add our BVL subsidiaries as guarantors of our obligations under such notes on or before June 20, 2020 in accordance with the various indentures governing the same. Subsidiaries with noncontrolling interests, consolidated variable interest entities and certain de minimis subsidiaries are non-guarantors.
The tables below are condensed consolidating financial statements for Chesapeake Energy Corporation (parent) on a stand-alone, unconsolidated basis, and its combined guarantor and combined non-guarantor subsidiaries, including BVL subsidiaries, as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017. This financial information may not necessarily be indicative of our results of operations, cash flows or financial position had these subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2019
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$16	$1	$5	$(16)	$6
Other current assets	51	1,090	104	—	1,245
Intercompany receivable, net	7,702	—	—	(7,702)	—
Total Current Assets	7,769	1,091	109	(7,718)	1,251
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,440	4,188	—	13,628
Other property and equipment, net	—	1,030	88	—	1,118
Property and equipment held for sale, net	—	10	—	—	10
Total Property and Equipment, Net	—	10,480	4,276	—	14,756
LONG-TERM ASSETS:
Other long-term assets	41	125	19	1	186
Investments in subsidiaries and intercompany advances	6,101	4,171	—	(10,272)	—
TOTAL ASSETS	$13,911	$15,867	$4,404	$(17,989)	$16,193

CURRENT LIABILITIES:
Current liabilities	$466	$1,765	$176	$(15)	$2,392
Intercompany payable, net	—	7,702	—	(7,702)	—
Total Current Liabilities	466	9,467	176	(7,717)	2,392
LONG-TERM LIABILITIES:
Long-term debt, net	9,071	—	2	—	9,073
Deferred income tax liabilities	10	—	—	—	10
Other long-term liabilities	—	299	18	—	317
Total Long-Term Liabilities	9,081	299	20	—	9,400
EQUITY:
Chesapeake stockholders’ equity	4,364	6,101	4,171	(10,272)	4,364
Noncontrolling interests	—	—	37	—	37
Total Equity	4,364	6,101	4,208	(10,272)	4,401
TOTAL LIABILITIES AND EQUITY	$13,911	$15,867	$4,404	$(17,989)	$16,193
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4	$1	$1	$(2)	$4
Other current assets	60	1,532	2	—	1,594
Intercompany receivable, net	6,671	—	—	(6,671)	—
Total Current Assets	6,735	1,533	3	(6,673)	1,598
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,664	48	—	9,712
Other property and equipment, net	—	1,091	—	—	1,091
Property and equipment held for sale, net	—	15	—	—	15
Total Property and Equipment, Net	—	10,770	48	—	10,818
LONG-TERM ASSETS:
Other long-term assets	26	293	—	—	319
Investments in subsidiaries and intercompany advances	3,248	9	—	(3,257)	—
TOTAL ASSETS	$10,009	$12,605	$51	$(9,930)	$12,735

CURRENT LIABILITIES:
Current liabilities	$523	$2,365	$1	$(2)	$2,887
Intercompany payable, net	—	6,671	—	(6,671)	—
Total Current Liabilities	523	9,036	1	(6,673)	2,887
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	—	—	—	7,341
Other long-term liabilities	53	321	—	—	374
Total Long-Term Liabilities	7,394	321	—	—	7,715
EQUITY:
Chesapeake stockholders’ equity	2,092	3,248	9	(3,257)	2,092
Noncontrolling interests	—	—	41	—	41
Total Equity	2,092	3,248	50	(3,257)	2,133
TOTAL LIABILITIES AND EQUITY	$10,009	$12,605	$51	$(9,930)	$12,735
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$3,760	$762	$—	$4,522
Marketing	—	3,967	—	—	3,967
Total Revenues	—	7,727	762	—	8,489
Other	—	60	3	—	63
Gains on sales of assets	—	43	—	—	43
Total Revenues and Other	—	7,830	765	—	8,595
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	436	84	—	520
Oil, natural gas and NGL gathering, processing and transportation	—	1,062	20	—	1,082
Severance and ad valorem taxes	—	174	50	—	224
Exploration	—	77	7	—	84
Marketing	—	4,003	—	—	4,003
General and administrative	1	237	77	—	315
Restructuring and other termination costs	—	12	—	—	12
Provision for legal contingencies, net	—	19	—	—	19
Depreciation, depletion and amortization	—	1,719	545	—	2,264
Impairments	—	11	—	—	11
Other operating expense	—	52	40	—	92
Total Operating Expenses	1	7,802	823	—	8,626
INCOME (LOSS) FROM OPERATIONS	(1)	28	(58)	—	(31)
OTHER INCOME (EXPENSE):
Interest income (expense)	(598)	16	(69)	—	(651)
Losses on investments	—	(47)	(24)	—	(71)
Gains on purchases or exchanges of debt	65	—	10	—	75
Other income	—	39	—	—	39
Equity in net earnings (losses) of subsidiary	(105)	(141)	—	246	—
Total Other Expense	(638)	(133)	(83)	246	(608)
LOSS BEFORE INCOME TAXES	(639)	(105)	(141)	246	(639)
INCOME TAX BENEFIT	(331)	—	—	—	(331)
NET LOSS	(308)	(105)	(141)	246	(308)
Net income attributable to noncontrolling interests	—	—	—	—	—
NET LOSS ATTRIBUTABLE TO CHESAPEAKE	(308)	(105)	(141)	246	(308)
Other comprehensive income	—	35	—	—	35
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHESAPEAKE	$(308)	$(70)	$(141)	$246	$(273)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$5,136	$19	$—	$5,155
Marketing	—	5,076	—	—	5,076
Total Revenues	—	10,212	19	—	10,231
Other	—	63	—	—	63
Losses on sales of assets	—	(264)	—	—	(264)
Total Revenues and Other	—	10,011	19	—	10,030
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	474	—	—	474
Oil, natural gas and NGL gathering, processing and transportation	—	1,391	7	—	1,398
Severance and ad valorem taxes	—	188	1	—	189
Exploration	—	162	—	—	162
Marketing	—	5,158	—	—	5,158
General and administrative	2	332	1	—	335
Restructuring and other termination costs	—	38	—	—	38
Provision for legal contingencies, net	—	26	—	—	26
Depreciation, depletion and amortization	—	1,730	7	—	1,737
Impairments	—	131	—	—	131
Total Operating Expenses	2	9,630	16	—	9,648
INCOME (LOSS) FROM OPERATIONS	(2)	381	3	—	382
OTHER INCOME (EXPENSE):
Interest expense	(631)	(2)	—	—	(633)
Gains on investments	—	139	—	—	139
Gains on purchases or exchanges of debt	263	—	—	—	263
Other income	3	64	—	—	67
Equity in net earnings of subsidiary	583	1	—	(584)	—
Total Other Income (Expense)	218	202	—	(584)	(164)
INCOME BEFORE INCOME TAXES	216	583	3	(584)	218
INCOME TAX BENEFIT	(10)	—	—	—	(10)
NET INCOME	226	583	3	(584)	228
Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO CHESAPEAKE	226	583	1	(584)	226
Other comprehensive income	—	34	—	—	34
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHESAPEAKE	$226	$617	$1	$(584)	$260
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$4,962	$23	$—	$4,985
Marketing	—	4,511	—	—	4,511
Total Revenues	—	9,473	23	—	9,496
Other	—	67	—	—	67
Gains on sales of assets	—	476	—	—	476
Total Revenues and Other	—	10,016	23	—	10,039
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	517	—	—	517
Oil, natural gas and NGL gathering, processing and transportation	—	1,463	8	—	1,471
Severance and ad valorem taxes	—	133	1	—	134
Exploration	—	235	—	—	235
Marketing	—	4,598	—	—	4,598
General and administrative	1	330	2	—	333
Provision for legal contingencies, net	(79)	41	—	—	(38)
Depreciation, depletion and amortization	—	1,688	9	—	1,697
Impairments	—	814	—	—	814
Other operating expense	—	416	—	—	416
Total Operating (Income) Expenses	(78)	10,235	20	—	10,177
INCOME (LOSS) FROM OPERATIONS	78	(219)	3	—	(138)
OTHER INCOME (EXPENSE):
Interest expense	(599)	(2)	—	—	(601)
Gains on purchases or exchanges of debt	233	—	—	—	233
Other income	1	5	—	—	6
Equity in net losses of subsidiary	(216)	—	—	216	—
Total Other Income (Expense)	(581)	3	—	216	(362)
INCOME (LOSS) BEFORE INCOME TAXES	(503)	(216)	3	216	(500)
INCOME TAX EXPENSE	2	—	—	—	2
NET INCOME (LOSS)	(505)	(216)	3	216	(502)
Net income attributable to noncontrolling interests	—	—	(3)	—	(3)
NET LOSS ATTRIBUTABLE TO CHESAPEAKE	(505)	(216)	—	216	(505)
Other comprehensive income	—	39	—	—	39
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHESAPEAKE	$(505)	$(177)	$—	$216	$(466)
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2019
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$1	$1,270	$356	$(4)	$1,623

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,548)	(632)	—	(2,180)
Business combination, net	—	(381)	28	—	(353)
Acquisitions of proved and unproved properties	—	(35)	—	—	(35)
Proceeds from divestitures of proved and unproved properties	—	130	—	—	130
Additions to other property and equipment	—	(32)	(16)	—	(48)
Proceeds from sales of other property and equipment	—	6	—	—	6
Net Cash Used In Investing Activities	—	(1,860)	(620)	—	(2,480)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	9,839	—	837	—	10,676
Payments on revolving credit facility borrowings	(8,668)	—	(1,512)	—	(10,180)
Proceeds from issuance of senior notes, net	108	—	—	—	108
Proceeds from issuance of term loan, net	1,455	—	—	—	1,455
Cash paid to purchase debt	(380)	—	(693)	—	(1,073)
Cash paid for preferred stock dividends	(91)	—	—	—	(91)
Contribution from parent	(1,644)	—	1,644	—	—
Other financing activities	(24)	(8)	(8)	4	(36)
Intercompany advances, net	(713)	713	—	—	—
Net Cash Provided By (Used In) Financing Activities	(118)	705	268	4	859
Net increase (decrease) in cash and cash equivalents	(117)	115	4	—	2
Cash and cash equivalents, beginning of period	4	1	1	(2)	4
Cash and cash equivalents, end of period	$(113)	$116	$5	$(2)	$6
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$85	$1,642	$10	$(7)	$1,730

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,848)	—	—	(1,848)
Acquisitions of proved and unproved properties	—	(128)	—	—	(128)
Proceeds from divestitures of proved and unproved properties	—	2,231	—	—	2,231
Additions to other property and equipment	—	(21)	—	—	(21)
Proceeds from sales of other property and equipment	—	147	—	—	147
Proceeds from sales of investments	—	74	—	—	74
Net Cash Provided by Investing Activities	—	455	—	—	455

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	—	—	—	11,697
Payments on revolving credit facility borrowings	(12,059)	—	—	—	(12,059)
Proceeds from issuance of senior notes, net	1,236	—	—	—	1,236
Cash paid to purchase debt	(2,813)	—	—	—	(2,813)
Cash paid for preferred stock dividends	(92)	—	—	—	(92)
Other financing activities	(26)	(123)	(13)	7	(155)
Intercompany advances, net	1,971	(1,974)	2	1	—
Net Cash Used In Financing Activities	(86)	(2,097)	(11)	8	(2,186)
Net decrease in cash and cash equivalents	(1)	—	(1)	1	(1)
Cash and cash equivalents, beginning of period	5	1	2	(3)	5
Cash and cash equivalents, end of period	$4	$1	$1	$(2)	$4
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$5	$466	$14	$(10)	$475

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(2,113)	—	—	(2,113)
Acquisitions of proved and unproved properties	—	(88)	—	—	(88)
Proceeds from divestitures of proved and unproved properties	—	1,249	—	—	1,249
Additions to other property and equipment	—	(21)	—	—	(21)
Other investing activities	—	55	—	—	55
Net Cash Used In Investing Activities	—	(918)	—	—	(918)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	7,771	—	—	—	7,771
Payments on revolving credit facility borrowings	(6,990)	—	—	—	(6,990)
Proceeds from issuance of senior notes, net	1,585	—	—	—	1,585
Cash paid to purchase debt	(2,592)	—	—	—	(2,592)
Cash paid for preferred stock dividends	(183)	—	—	—	(183)
Other financing activities	(39)	(5)	(13)	32	(25)
Intercompany advances, net	(456)	456	—	—	—
Net Cash Provided by (Used In) Financing Activities	(904)	451	(13)	32	(434)
Net increase (decrease) in cash and cash equivalents	(899)	(1)	1	22	(877)
Cash and cash equivalents, beginning of period	904	2	1	(25)	882
Cash and cash equivalents, end of period	$5	$1	$2	$(3)	$5